SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
SECURITIES [Abstract]
Securities Available for Sale
Securities available for sale consist of the following at December 31:

	Amortized Cost	Unrealized
		Gains	Losses	Fair Value
	(In thousands)
2018
U.S. agency	$20,198	$9	$193	$20,014
U.S. agency residential mortgage-backed	124,777	817	1,843	123,751
U.S. agency commercial mortgage-backed	5,909	1	184	5,726
Private label mortgage-backed	29,735	321	637	29,419
Other asset backed	83,481	86	248	83,319
Obligations of states and political subdivisions	130,244	257	2,946	127,555
Corporate	34,866	29	586	34,309
Trust preferred	1,964	-	145	1,819
Foreign government	2,050	-	36	2,014
Total	$433,224	$1,520	$6,818	$427,926

2017
U.S. Treasury	$898	$-	$-	$898
U.S. agency	25,667	82	67	25,682
U.S. agency residential mortgage-backed	137,785	1,116	983	137,918
U.S. agency commercial mortgage-backed	9,894	36	170	9,760
Private label mortgage-backed	29,011	428	330	29,109
Other asset backed	93,811	202	115	93,898
Obligations of states and political subdivisions	174,073	755	1,883	172,945
Corporate	47,365	578	90	47,853
Trust preferred	2,929	—	127	2,802
Foreign government	2,087	—	27	2,060
Total	$523,520	$3,197	$3,792	$522,925

Investments in a Continuous Unrealized Loss Position
Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2018
U.S. agency	$7,150	$46	$11,945	$147	$19,095	$193
U.S. agency residential mortgage-backed	18,374	180	48,184	1,663	66,558	1,843
U.S. agency commercial mortgage-backed	566	3	5,094	181	5,660	184
Private label mortgage-backed	8,273	57	16,145	580	24,418	637
Other asset backed	53,043	160	10,235	88	63,278	248
Obligations of states and political subdivisions	25,423	262	80,701	2,684	106,124	2,946
Corporate	17,758	343	9,222	243	26,980	586
Trust preferred	939	61	880	84	1,819	145
Foreign government	-	-	2,014	36	2,014	36
Total	$131,526	$1,112	$184,420	$5,706	$315,946	$6,818

2017
U.S. agency	$5,466	$26	$5,735	$41	$11,201	$67
U.S. agency residential mortgage-backed	22,198	229	40,698	754	62,896	983
U.S. agency commercial mortgage-backed	2,181	34	3,994	136	6,175	170
Private label mortgage-backed	11,390	92	4,396	238	15,786	330
Other asset backed	20,352	40	16,648	75	37,000	115
Obligations of states and political subdivisions	76,574	936	28,246	947	104,820	1,883
Corporate	14,440	33	3,943	57	18,383	90
Trust preferred	-	-	2,802	127	2,802	127
Foreign government	489	10	1,571	17	2,060	27
Total	$153,090	$1,400	$108,033	$2,392	$261,123	$3,792

Private Label Mortgage Backed Securities Below Investment Grade
At December  31,  2018,  three  private  label  mortgage-backed securities  had  credit  related  OTTI  and  are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)

As of December 31, 2018
Fair value	$792	$741	$25	$1,558
Amortized cost	664	578	-	1,242
Non-credit unrealized loss	-	-	-	-
Unrealized gain	128	163	25	316
Cumulative credit related OTTI	757	457	380	1,594

Credit Losses Recognized in Earnings on Securities Available for Sale
A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2018	2017	2016
	(In thousands)
Balance at beginning of year	$1,594	$1,594	$1,594
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	-
Increases to credit losses on securities for which OTTI was previously recognized	-	-	-
Decrease to credit losses on securities for which OTTI was previously recognized as a result of disposal	-	-	-
Total	$1,594	$1,594	$1,594

Amortized Cost and Fair Value of Securities Available for Sale by Contractual Maturity
The amortized cost and fair value of securities available for sale at December 31, 2018, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$10,167	$10,150
Maturing after one year but within five years	77,824	77,042
Maturing after five years but within ten years	57,654	56,301
Maturing after ten years	43,677	42,218
	189,322	185,711
U.S. agency residential mortgage-backed	124,777	123,751
U.S. agency commercial mortgage-backed	5,909	5,726
Private label mortgage-backed	29,735	29,419
Other asset backed	83,481	83,319
Total	$433,224	$427,926

Gains and Losses Realized on Sale of Securities Available for Sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

	Proceeds	Realized Gains (1)	Losses
	(In thousands)
2018	$48,736	$192	$136
2017	17,308	218	3
2016	64,103	354	53

(1)	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.